Share-Based Payments - Warrants Rectified (Details) $ in Millions	1 Months Ended						12 Months Ended
	Dec. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares	Sep. 30, 2019 USD ($) shares	Feb. 28, 2019 USD ($) shares	Jan. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Employees
Share-Based Payments
Warrants outstanding						22,032		22,032	22,032
Warrants
Share-Based Payments
Number of share options granted in share-based payment arrangement							363,168	257,832	192,528
Warrants outstanding	2,228,076					1,674,324	2,228,076	1,932,156	1,674,324	1,481,796
Warrants | Employees and consultants
Share-Based Payments
Number of share options granted in share-based payment arrangement						99,216
Warrants granted with immediate vesting						32,904
Warrants Granted With Vesting Over The Next Three Years						66,312
Weighted average fair value at measurement date, share options granted | $						$ 0.6			$ 0.6
Warrants | Employees
Share-Based Payments
Warrants granted with immediate vesting			54,000
Warrants Granted With Vesting Over The Next Three Years				7,956
Weighted average fair value at measurement date, share options granted | $			$ 0.5	$ 0.1
Warrants | Executive Management
Share-Based Payments
Warrants granted with immediate vesting						3,888
Warrants Granted With Vesting Over The Next Three Years		150,660			45,216
Weighted average fair value at measurement date, share options granted | $		$ 1.3			$ 0.3
Service period		3 years
Warrants | Board of Directors
Share-Based Payments
Warrants granted with immediate vesting						89,424
Weighted average fair value at measurement date, share options granted | $						$ 0.5			$ 0.5
2019 warrants entitlements
Share-Based Payments
Number of share options granted in share-based payment arrangement	126,972
Warrants granted with immediate vesting	63,612
Warrants Granted With Vesting Over The Next Three Years	63,360
Weighted average fair value at measurement date, share options granted | $	$ 1.2						$ 1.2
Service period	3 years
2020 warrants entitlements
Share-Based Payments
Number of share options granted in share-based payment arrangement	236,196
Warrants granted with immediate vesting	120,888
Warrants Granted With Vesting Over The Next Three Years	115,308
Weighted average fair value at measurement date, share options granted | $	$ 2.3						$ 2.3
Service period	3 years